Income Tax (Details) - Summary of domestic and foreign components of loss before income taxes - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic		$ (27,205,000)	$ (7,784,000)
International		(4,340,000)	(2,235,000)
Net loss before income taxes	$ 0	$ (31,545,000)	$ (10,019,000)